Offerings - Offering: 1	Oct. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	15.24
Maximum Aggregate Offering Price	$ 1,905,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 165.74
Offering Note	(a) Together with an indeterminate number of additional shares which may be necessary to adjust the number of shares reserved for issuance pursuant to the Home Federal Bancorp, Inc. of Louisiana 2025 Stock Incentive Plan (the "Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock, par value $.01 per share ("Common Stock"), of Home Federal Bancorp, Inc. of Louisiana (the "Company or the "Registrant"). (b) Represents the 125,000 shares that may be issued upon the exercise of options to purchase shares of Common Stock that have been granted under the Plan prior to the date hereof. (c) Represents the weighted average exercise price of $15.24 at which options for the 125,000 shares of Common Stock that have been granted under the Plan in accordance with Rule 457(h)(1) promulgated under the Securities Act of 1933, as amended ("Securities Act").